Cover	Feb. 25, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 25, 2022
Entity Registrant Name	AmerisourceBergen Corp
Entity Central Index Key	0001140859
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	1-6671
Entity Tax Identification Number	23-3079390
Entity Address, Address Line One	1 West First Avenue
Entity Address, City or Town	Conshohocken
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19428-1800
City Area Code	610
Local Phone Number	727-7000
Title of 12(b) Security	Common stock
Trading Symbol	ABC
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false